Income Taxes - Components of (Loss) Income (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Foreign			$ 722	$ 2,832
Net income (loss)	$ (54,974)	$ (30,591)	(46,689)	(37,713)
United States
Income Taxes [Line Items]
Domestic			(39,860)	106
New Zealand
Income Taxes [Line Items]
Domestic			$ (7,551)	$ (40,651)